UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 0.5%
30,324	Harris Corp.	$4,083,127
	Commercial Services & Supplies – 0.2%
256,491	Pitney Bowes, Inc.	1,515,862
	Communications Equipment – 9.3%
21,198	ADTRAN, Inc.	227,666
1,468,706	Cisco Systems, Inc.	63,639,031
9,683	InterDigital, Inc.	643,242
118,367	Juniper Networks, Inc.	3,185,256
39,869	Motorola Solutions, Inc.	4,586,530
412,338	Nokia OYJ, ADR	2,399,807
8,030	Plantronics, Inc.	265,793
68,240	Telefonaktiebolaget LM Ericsson, ADR	605,289
		75,552,614
	Diversified Telecommunication Services – 11.5%
562,635	AT&T, Inc.	16,057,603
409,904	BCE, Inc.	16,203,505
934,933	CenturyLink, Inc.	14,164,235
30,079	Cogent Communications Holdings, Inc.	1,359,872
207,908	Consolidated Communications Holdings, Inc.	2,054,131
145,104	KT Corp., ADR	2,063,379
76,236	Orange S.A., ADR	1,234,261
465,254	Telefonica Brasil S.A., ADR	5,550,480
151,616	Telefonica S.A., ADR	1,282,671
47,081	Telekomunikasi Indonesia Persero Tbk PT, ADR	1,233,993
489,603	TELUS Corp.	16,225,443
291,486	Verizon Communications, Inc.	16,387,343
		93,816,916
	Electronic Equipment, Instruments & Components – 1.3%
20,910	CDW Corp.	1,694,755
265,603	Corning, Inc.	8,023,867
13,646	SYNNEX Corp.	1,103,143
		10,821,765
	Household Durables – 1.2%
152,657	Garmin Ltd.	9,666,241
	IT Services – 10.0%
32,519	Amdocs Ltd.	1,904,963
93,792	Cognizant Technology Solutions Corp., Class A	5,953,916
12,096	CSG Systems International, Inc.	384,290
50,585	DXC Technology Co.	2,689,604
8,231	Hackett Group (The), Inc.	131,778
284,987	Infosys Ltd., ADR	2,713,076
Shares	Description	Value

	IT Services (Continued)
565,761	International Business Machines Corp.	$64,310,053
46,812	Leidos Holdings, Inc.	2,467,929
25,211	NIC, Inc.	314,633
11,645	Science Applications International Corp.	741,787
		81,612,029
	Professional Services – 0.0%
4,747	Forrester Research, Inc.	212,191
	Semiconductors & Semiconductor Equipment – 31.4%
117,090	Analog Devices, Inc.	10,049,835
243,382	Applied Materials, Inc.	7,968,327
10,297	ASML Holding NV	1,602,419
148,069	Broadcom, Inc.	37,650,985
14,546	Brooks Automation, Inc.	380,814
5,758	Cabot Microelectronics, Corp.	549,025
7,664	Cohu, Inc.	123,160
176,260	Cypress Semiconductor Corp.	2,242,027
20,708	Entegris, Inc.	577,650
1,425,819	Intel Corp.	66,913,686
64,036	KLA-Tencor Corp.	5,730,582
48,672	Lam Research Corp.	6,627,666
150,897	Marvell Technology Group Ltd.	2,443,022
126,526	Maxim Integrated Products, Inc.	6,433,847
70,486	Microchip Technology, Inc.	5,069,353
8,047	MKS Instruments, Inc.	519,917
5,435	Monolithic Power Systems, Inc.	631,819
4,415	Power Integrations, Inc.	269,227
603,389	QUALCOMM, Inc.	34,338,868
18,564	Silicon Motion Technology Corp., ADR	640,458
50,295	Skyworks Solutions, Inc.	3,370,771
23,533	STMicroelectronics NV	326,638
573,145	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,154,782
26,273	Teradyne, Inc.	824,447
352,063	Texas Instruments, Inc.	33,269,953
59,771	Xilinx, Inc.	5,090,696
42,262	Xperi Corp.	777,198
		255,577,172
	Software – 14.2%
23,584	CDK Global, Inc.	1,129,202
30,520	Intuit, Inc.	6,007,862
16,850	j2 Global, Inc.	1,169,053
9,814	LogMeIn, Inc.	800,528
634,025	Microsoft Corp.	64,397,919
17,078	Monotype Imaging Holdings, Inc.	265,051
68,339	Open Text Corp.	2,227,851
720,950	Oracle Corp.	32,550,892
11,005	Progress Software Corp.	390,567

See Notes to Portfolio of Investments

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,711	QAD, Inc., Class A	$67,294
14,511	SAP SE, ADR	1,444,570
22,285	SS&C Technologies Holdings, Inc.	1,005,276
133,357	Symantec Corp.	2,519,781
138,656	TiVo Corp.	1,304,753
		115,280,599
	Technology Hardware, Storage & Peripherals – 13.0%
393,698	Apple, Inc.	62,101,923
18,655	Canon, Inc., ADR	514,878
71,626	Diebold Nixdorf, Inc.	178,349
565,993	Hewlett Packard Enterprise Co.	7,476,768
589,753	HP, Inc.	12,066,346
52,017	Logitech International S.A.	1,627,092
69,535	NetApp, Inc.	4,149,153
257,495	Seagate Technology PLC	9,936,732
196,192	Western Digital Corp.	7,253,218
		105,304,459
	Trading Companies & Distributors – 0.0%
8,838	Systemax, Inc.	211,140
	Wireless Telecommunication Services – 7.2%
111,597	America Movil SAB de CV, ADR, Class L	1,590,257
130,924	China Mobile Ltd., ADR	6,284,352
1,100,441	Mobile TeleSystems PJSC, ADR	7,703,087
291,367	Rogers Communications, Inc., Class B	14,935,472
6,680	Shenandoah Telecommunications Co.	295,590
48,645	Telephone & Data Systems, Inc.	1,582,908
52,987	TIM Participacoes S.A., ADR	812,821
4,103,740	VEON Ltd., ADR	9,602,752
817,907	Vodafone Group PLC, ADR	15,769,247
		58,576,486
	Total Investments – 99.8%	812,230,601
	(Cost $760,433,060) (a)
	Net Other Assets and Liabilities – 0.2%	1,918,259
	Net Assets – 100.0%	$814,148,860

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $117,256,149 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $65,458,608. The net unrealized appreciation was $51,797,541.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 812,230,601	$ 812,230,601	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares/ Units	Description	Value
EXCHANGE-TRADED FUNDS – 20.4%
	Capital Markets – 20.4%
2,608,107	First Trust Tactical High Yield ETF (a)	$116,973,599
	(Cost $128,211,128)
MASTER LIMITED PARTNERSHIPS – 19.5%
	Energy Equipment & Services – 1.2%
528,410	USA Compression Partners, L.P.	6,858,762
	Oil, Gas & Consumable Fuels – 18.3%
143,694	Andeavor Logistics, L.P.	4,668,618
238,116	Black Stone Minerals, L.P.	3,686,036
277,550	Buckeye Partners, L.P.	8,046,174
86,128	Cheniere Energy Partners, L.P.	3,109,221
127,778	Crestwood Equity Partners, L.P.	3,566,284
135,595	DCP Midstream, L.P.	3,591,912
163,812	Delek Logistics Partners, L.P.	4,791,501
308,306	Dorchester Minerals, L.P.	4,513,600
344,118	Enable Midstream Partners, L.P.	4,655,917
284,858	Energy Transfer, L.P.	3,762,974
129,844	Enterprise Products Partners, L.P.	3,192,864
153,892	Enviva Partners, L.P.	4,270,503
101,341	EQM Midstream Partners, L.P.	4,382,998
195,859	GasLog Partners, L.P.	3,878,008
229,598	Genesis Energy, L.P.	4,240,675
283,859	Global Partners, L.P.	4,626,902
213,115	Holly Energy Partners, L.P.	6,086,564
337,839	KNOT Offshore Partners, L.P.	6,057,453
53,157	Magellan Midstream Partners, L.P.	3,033,138
116,802	MPLX, L.P.	3,539,101
236,909	PBF Logistics, L.P.	4,761,871
68,229	Phillips 66 Partners, L.P.	2,873,123
304,197	Sprague Resources, L.P.	4,407,815
181,154	Western Gas Equity Partners, L.P.	5,023,400
		104,766,652
	Total Master Limited Partnerships	111,625,414
	(Cost $126,895,868)
REAL ESTATE INVESTMENT TRUSTS – 19.0%
	Health Care REITs – 1.8%
72,214	LTC Properties, Inc.	3,009,879
242,677	Medical Properties Trust, Inc.	3,902,246
43,374	National Health Investors, Inc.	3,276,472
		10,188,597
	Hotel & Resort REITs – 1.7%
294,165	Apple Hospitality REIT, Inc.	4,194,793
115,821	Chesapeake Lodging Trust	2,820,241
207,971	Sunstone Hotel Investors, Inc.	2,705,703
		9,720,737
	Mortgage REITs – 10.5%
430,319	AGNC Investment Corp.	7,547,795
571,348	Annaly Capital Management, Inc.	5,610,637
131,734	Blackstone Mortgage Trust, Inc., Class A	4,197,045
352,496	Chimera Investment Corp.	6,281,479
270,915	Ladder Capital Corp.	4,191,055
1,001,669	MFA Financial, Inc.	6,691,149
See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs (Continued)
409,107	New Residential Investment Corp.	$5,813,411
290,956	PennyMac Mortgage Investment Trust	5,417,601
266,271	Redwood Trust, Inc.	4,012,704
248,583	Starwood Property Trust, Inc.	4,899,571
419,899	Two Harbors Investment Corp.	5,391,503
		60,053,950
	Retail REITs – 1.2%
258,877	Brixmor Property Group, Inc.	3,802,903
166,394	Tanger Factory Outlet Centers, Inc.	3,364,487
		7,167,390
	Specialized REITs – 3.8%
218,201	CoreCivic, Inc.	3,890,524
55,304	EPR Properties	3,541,115
136,666	Gaming and Leisure Properties, Inc.	4,415,678
230,169	GEO Group (The), Inc.	4,534,329
40,278	Lamar Advertising Co., Class A	2,786,432
116,280	Weyerhaeuser Co.	2,541,881
		21,709,959
	Total Real Estate Investment Trusts	108,840,633
	(Cost $114,742,164)
COMMON STOCKS – 18.9%
	Automobiles – 1.1%
362,826	Ford Motor Co.	2,775,619
59,493	General Motors Co.	1,990,041
49,590	Harley-Davidson, Inc.	1,692,011
		6,457,671
	Banks – 2.4%
179,856	FNB Corp.	1,769,783
133,329	Hope Bancorp, Inc.	1,581,282
73,139	PacWest Bancorp	2,434,066
143,562	People’s United Financial, Inc.	2,071,599
116,213	Umpqua Holdings Corp.	1,847,787
61,598	United Bankshares, Inc.	1,916,314
221,427	Valley National Bancorp	1,966,272
		13,587,103
	Beverages – 0.5%
101,410	Keurig Dr Pepper, Inc.	2,600,152
	Capital Markets – 2.0%
86,517	Federated Investors, Inc., Class B	2,297,027
145,150	Invesco, Ltd.	2,429,811
57,946	Lazard Ltd., Class A	2,138,787
82,428	Legg Mason, Inc.	2,102,738
139,963	Waddell & Reed Financial, Inc., Class A	2,530,531
		11,498,894
	Chemicals – 0.7%
25,450	LyondellBasell Industries N.V., Class A	2,116,422
99,962	Olin Corp.	2,010,236
		4,126,658
See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance – 0.4%
261,169	Navient Corp.	$2,300,899
	Containers & Packaging – 0.6%
49,288	International Paper Co.	1,989,263
46,172	WestRock Co.	1,743,455
		3,732,718
	Diversified Telecommunication Services – 0.9%
113,398	AT&T, Inc.	3,236,379
37,453	Verizon Communications, Inc.	2,105,608
		5,341,987
	Electric Utilities – 2.4%
26,717	Duke Energy Corp.	2,305,677
26,469	Entergy Corp.	2,278,187
55,484	FirstEnergy Corp.	2,083,424
51,696	OGE Energy Corp.	2,025,966
94,958	PPL Corp.	2,690,160
60,182	Southern (The) Co.	2,643,194
		14,026,608
	Food Products – 0.8%
57,471	General Mills, Inc.	2,237,921
48,348	Kraft Heinz (The) Co.	2,080,898
		4,318,819
	Gas Utilities – 0.3%
66,040	South Jersey Industries, Inc.	1,835,912
	Hotels, Restaurants & Leisure – 0.5%
75,233	Wyndham Destinations, Inc.	2,696,351
	Household Durables – 0.4%
57,178	Leggett & Platt, Inc.	2,049,259
	Household Products – 0.4%
17,935	Kimberly-Clark Corp.	2,043,514
	Insurance – 0.7%
48,485	MetLife, Inc.	1,990,794
47,984	Principal Financial Group, Inc.	2,119,453
		4,110,247
	IT Services – 0.8%
23,264	International Business Machines Corp.	2,644,419
119,821	Western Union (The) Co.	2,044,146
		4,688,565
	Multi-Utilities – 1.5%
79,015	Centerpoint Energy, Inc.	2,230,593
25,230	Consolidated Edison, Inc.	1,929,086
33,451	Dominion Energy, Inc.	2,390,409
31,453	NorthWestern Corp.	1,869,566
		8,419,654
	Oil, Gas & Consumable Fuels – 1.0%
18,165	Chevron Corp.	1,976,170
27,282	Exxon Mobil Corp.	1,860,360
See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
35,635	Occidental Petroleum Corp.	$2,187,276
		6,023,806
	Paper & Forest Products – 0.3%
46,315	Domtar Corp.	1,627,046
	Road & Rail – 0.3%
35,432	Ryder System, Inc.	1,706,051
	Tobacco – 0.4%
43,583	Altria Group, Inc.	2,152,564
	Trading Companies & Distributors – 0.5%
167,964	Aircastle, Ltd.	2,895,699
	Total Common Stocks	108,240,177
	(Cost $121,268,522)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 21.1%
	Banks – 10.0%
169,538	Bank of America Corp., Series CC	6.20%	(b)	4,301,179
181,796	Bank of America Corp., Series W	6.63%	(b)	4,624,890
178,143	Bank of America Corp., Series Y	6.50%	(b)	4,521,269
168,677	BB&T Corp.	5.85%	(b)	4,127,526
216,989	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	8.89%	10/30/40	5,735,019
175,085	Citigroup, Inc., Series J (d)	7.13%	(b)	4,585,476
203,953	Deutsche Bank Contingent Capital Trust II	6.55%	(b)	4,925,465
229,481	Deutsche Bank Contingent Capital Trust V	8.05%	(b)	5,741,615
203,803	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (c)	8.40%	02/15/40	5,166,406
172,691	ING Groep N.V.	6.13%	(b)	4,301,733
179,907	ING Groep N.V.	6.38%	(b)	4,558,844
181,324	Regions Financial Corp., Series A	6.38%	(b)	4,522,221
				57,111,643
	Capital Markets – 2.6%
242,325	Ladenburg Thalmann Financial Services, Inc., Series A	8.00%	(b)	5,738,256
174,039	Morgan Stanley, Series E (d)	7.13%	(b)	4,589,408
175,649	Morgan Stanley, Series F (d)	6.88%	(b)	4,549,309
				14,876,973
	Consumer Finance – 2.3%
174,811	Capital One Financial Corp., Series B	6.00%	(b)	4,298,602
177,142	Capital One Financial Corp., Series C	6.25%	(b)	4,439,179
183,077	Capital One Financial Corp., Series D	6.70%	(b)	4,641,002
				13,378,783
	Equity Real Estate Investment Trusts – 0.9%
203,390	Digital Realty Trust, Inc., Series H	7.38%	(b)	5,127,462
	Insurance – 2.4%
180,572	Aegon N.V.	6.38%	(b)	4,543,191
181,388	Aegon N.V.	6.50%	(b)	4,541,956
184,872	Allstate Corp., Series E	6.63%	(b)	4,643,985
				13,729,132
See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts – 1.9%
211,545	Annaly Capital Management, Inc., Series D	7.50%	(b)	$5,233,623
217,470	Chimera Investment Corp., Series B (d)	8.00%	(b)	5,556,359
				10,789,982
	Oil, Gas & Consumable Fuels – 1.0%
245,573	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (c)	9.17%	01/15/43	5,854,460
	Total $25 Par Preferred Securities			120,868,435
	(Cost $126,287,023)

Total Investments – 98.9%	566,548,258
(Cost $617,404,705) (e)
Net Other Assets and Liabilities – 1.1%	6,079,593
Net Assets – 100.0%	$572,627,851

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Floating rate security.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,086,360 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $59,942,807. The net unrealized depreciation was $50,856,447.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 116,973,599	$ 116,973,599	$ —	$ —
Master Limited Partnerships*	111,625,414	111,625,414	—	—
Real Estate Investment Trusts*	108,840,633	108,840,633	—	—
Common Stocks*	108,240,177	108,240,177	—	—
$25 Par Preferred Securities*	120,868,435	120,868,435	—	—
Total Investments	$ 566,548,258	$ 566,548,258	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.0%
	Aerospace & Defense – 1.0%
17,858	BAE Systems PLC	$104,522
	Banks – 6.2%
1,730	Bank of Montreal	113,023
2,259	Bank of Nova Scotia (The)	112,602
1,650	Canadian Imperial Bank of Commerce	122,892
3,971	Laurentian Bank of Canada	110,735
2,840	National Bank of Canada	116,600
1,596	Royal Bank of Canada	109,237
		685,089
	Capital Markets – 4.6%
26,997	Ashmore Group PLC	125,804
7,442	Close Brothers Group PLC	136,592
16,464	IG Group Holdings PLC	119,615
5,497	IGM Financial, Inc.	124,943
		506,954
	Commercial Services & Supplies – 1.9%
3,204	Intrum AB	74,362
1,316	Societe BIC S.A.	134,421
		208,783
	Construction & Engineering – 2.3%
2,663	Bouygues S.A.	95,622
9,569	Skanska AB, Class B	152,233
		247,855
	Containers & Packaging – 0.7%
9,685	RPC Group PLC	80,486
	Diversified Financial Services – 0.9%
1,107	Groupe Bruxelles Lambert S.A.	96,496
	Diversified Telecommunication Services – 2.7%
72,900	Singapore Telecommunications Ltd.	156,717
4,341	TELUS Corp.	143,884
		300,601
	Electric Utilities – 14.8%
15,000	Chugoku Electric Power (The) Co., Inc.	195,429
15,376	CK Infrastructure Holdings Ltd.	116,442
14,062	CLP Holdings Ltd.	158,928
75,126	EDP - Energias de Portugal S.A.	262,444
5,010	Emera, Inc.	160,407
4,020	Fortis, Inc.	134,010
12,319	Fortum OYJ	269,587
19,312	Power Assets Holdings Ltd.	134,411
Shares	Description	Value

	Electric Utilities (Continued)
8,845	Red Electrica Corp. S.A.	$197,565
		1,629,223
	Energy Equipment & Services – 1.4%
6,204	Tecnicas Reunidas S.A.	151,690
	Food & Staples Retailing – 2.2%
2,000	Lawson, Inc.	126,819
7,730	SPAR Group (The) Ltd.	111,484
		238,303
	Food Products – 3.2%
16,271	AVI Ltd.	114,980
11,490	Orkla ASA	90,416
17,670	Tate & Lyle PLC	148,646
		354,042
	Gas Utilities – 1.8%
32,659	APA Group	195,529
	Health Care Equipment & Supplies – 1.2%
1,371	Coloplast A.S., Class B	127,285
	Hotels, Restaurants & Leisure – 2.0%
32,397	Greene King PLC	218,028
	Household Products – 1.4%
97,460	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	155,228
	Industrial Conglomerates – 0.9%
842	Siemens AG	93,945
	Insurance – 11.0%
841	Baloise Holding AG	115,853
6,496	CNP Assurances	137,841
5,699	Great-West Lifeco, Inc.	117,637
4,000	MS&AD Insurance Group Holdings, Inc.	114,301
810	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	176,841
6,688	Power Corp. of Canada	120,170
6,672	Power Financial Corp.	126,236
4,403	SCOR SE	198,763
3,115	Sun Life Financial, Inc.	103,339
		1,210,981
	Media – 1.2%
7,290	Shaw Communications, Inc., Class B	131,948
	Multiline Retail – 1.2%
35,651	Woolworths Holdings Ltd.	136,508

See Notes to Portfolio of Investments

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 2.0%
4,975	Canadian Utilities Ltd., Class A	$114,135
33,948	Hera S.p.A.	103,541
		217,676
	Oil, Gas & Consumable Fuels – 3.9%
8,734	Enagas S.A.	236,265
3,727	TOTAL S.A.	197,198
		433,463
	Personal Products – 1.0%
2,113	Unilever N.V.	114,802
	Pharmaceuticals – 3.7%
12,952	GlaxoSmithKline PLC	246,176
1,869	Sanofi	162,019
		408,195
	Real Estate Management & Development – 8.8%
8,400	Castellum AB	154,818
4,208	Deutsche EuroShop AG	122,172
9,562	First Capital Realty, Inc.	132,027
1,481	PSP Swiss Property AG	145,930
84,500	Sino Land Co., Ltd.	144,817
1,720	Swiss Prime Site AG	139,207
21,126	Wharf Real Estate Investment Co., Ltd.	126,397
		965,368
	Specialty Retail – 3.9%
9,061	Foschini Group (The) Ltd.	104,695
13,051	Hennes & Mauritz AB, Class B	185,569
23,305	Truworths International Ltd.	142,705
		432,969
	Technology Hardware, Storage & Peripherals – 0.9%
3,800	Canon, Inc.	104,044
	Tobacco – 1.0%
4,700	Japan Tobacco, Inc.	112,199
	Water Utilities – 3.5%
114,000	Guangdong Investment Ltd.	220,415
18,068	Pennon Group PLC	159,548
		379,963
	Wireless Telecommunication Services – 3.7%
5,100	KDDI Corp.	122,097
6,100	NTT DOCOMO, Inc.	137,605
606	SK Telecom Co., Ltd.	146,368
		406,070
	Total Common Stocks	10,448,245
	(Cost $11,498,985)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.4%
	Equity Real Estate Investment Trusts – 4.4%
4,495	Canadian Apartment Properties REIT	$145,860
4,354	Klepierre S.A.	134,493
11,386	RioCan Real Estate Investment Trust	198,496
	Total Real Estate Investment Trusts	478,849
	(Cost $546,726)
	Total Investments – 99.4%	10,927,094
	(Cost $12,045,711) (a)
	Net Other Assets and Liabilities – 0.6%	66,150
	Net Assets – 100.0%	$10,993,244

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $109,012 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,227,629. The net unrealized depreciation was $1,118,617.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,448,245	$ 10,448,245	$ —	$ —
Real Estate Investment Trusts*	478,849	478,849	—	—
Total Investments	$ 10,927,094	$ 10,927,094	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	26.4%
CAD	22.3
GBP	12.3
JPY	8.4
HKD	8.2
ZAR	5.6
SEK	5.2
CHF	3.7
AUD	1.8
SGD	1.4
MXN	1.4
KRW	1.3
DKK	1.2
NOK	0.8
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.3%
	Aerospace & Defense – 0.9%
735	Boeing (The) Co.	$237,037
828	General Dynamics Corp.	130,170
1,817	Spirit AeroSystems Holdings, Inc., Class A	130,988
		498,195
	Banks – 4.1%
15,655	Bank of America Corp.	385,739
6,853	CIT Group, Inc.	262,264
5,234	JPMorgan Chase & Co. (a)	510,943
8,472	US Bancorp	387,171
15,933	Wells Fargo & Co. (a)	734,193
		2,280,310
	Beverages – 0.3%
1,486	PepsiCo, Inc.	164,173
	Biotechnology – 0.3%
927	Amgen, Inc.	180,459
	Capital Markets – 3.1%
4,575	CME Group, Inc. (a)	860,649
2,182	FactSet Research Systems, Inc.	436,684
2,556	Intercontinental Exchange, Inc.	192,543
8,937	Legg Mason, Inc.	227,983
		1,717,859
	Chemicals – 4.1%
3,804	Ashland Global Holdings, Inc.	269,932
2,701	DowDuPont, Inc.	144,449
6,690	Ecolab, Inc. (a)	985,772
2,217	Linde PLC	345,941
1,862	LyondellBasell Industries N.V., Class A	154,844
5,976	WR Grace & Co.	387,902
		2,288,840
	Communications Equipment – 2.3%
8,513	Ciena Corp. (b)	288,676
19,846	Cisco Systems, Inc. (a)	859,927
2,014	InterDigital, Inc.	133,790
		1,282,393
	Consumer Finance – 0.2%
1,383	American Express Co.	131,828
	Containers & Packaging – 1.6%
8,959	Berry Global Group, Inc. (b)	425,821
11,003	Crown Holdings, Inc. (b)	457,395
		883,216
	Distributors – 0.6%
2,062	Pool Corp.	306,516
	Diversified Consumer Services – 1.6%
2,018	Bright Horizons Family Solutions, Inc. (b)	224,906
410	Graham Holdings Co., Class B	262,638
1,225	Grand Canyon Education, Inc. (b)	117,772
3,390	Service Corp. International	136,481
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
3,581	ServiceMaster Global Holdings, Inc. (b)	$131,566
		873,363
	Diversified Financial Services – 1.0%
2,818	Berkshire Hathaway, Inc., Class B (b)	575,379
	Diversified Telecommunication Services – 1.6%
15,166	Verizon Communications, Inc.	852,632
	Electric Utilities – 2.4%
8,882	American Electric Power Co., Inc.	663,841
1,759	Duke Energy Corp.	151,802
4,937	Exelon Corp.	222,659
4,025	Hawaiian Electric Industries, Inc.	147,395
6,450	PG&E Corp. (b)	153,187
		1,338,884
	Electrical Equipment – 0.2%
2,180	Emerson Electric Co.	130,255
	Electronic Equipment, Instruments & Components – 0.5%
3,482	Avnet, Inc.	125,700
2,934	Fabrinet (b)	150,544
		276,244
	Entertainment – 1.0%
4,772	Cinemark Holdings, Inc.	170,837
3,381	Walt Disney (The) Co.	370,727
		541,564
	Food & Staples Retailing – 1.5%
7,604	Walgreens Boots Alliance, Inc. (a)	519,581
3,504	Walmart, Inc.	326,398
		845,979
	Food Products – 0.8%
11,068	Mondelez International, Inc., Class A	443,052
	Gas Utilities – 2.3%
2,037	Atmos Energy Corp.	188,871
2,172	Northwest Natural Holding Co.	131,319
1,991	ONE Gas, Inc.	158,483
1,936	Spire, Inc.	143,419
12,439	UGI Corp.	663,621
		1,285,713
	Health Care Equipment & Supplies – 5.3%
14,175	Abbott Laboratories (a)	1,025,278
3,299	Danaher Corp.	340,193
1,794	Integer Holdings Corp. (b)	136,810
11,350	Medtronic PLC	1,032,396
3,570	STERIS PLC	381,455
		2,916,132
	Health Care Providers & Services – 1.6%
2,012	Cigna Corp.	382,119
1,214	McKesson Corp.	134,110
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
1,423	UnitedHealth Group, Inc.	$354,498
		870,727
	Hotels, Restaurants & Leisure – 3.2%
7,453	Bloomin’ Brands, Inc.	133,334
1,476	Cracker Barrel Old Country Store, Inc.	235,953
2,011	Jack in the Box, Inc.	156,114
2,928	McDonald’s Corp.	519,925
10,745	Starbucks Corp.	691,978
		1,737,304
	Household Durables – 1.2%
1,896	Helen of Troy, Ltd. (b)	248,717
21,830	KB Home	416,953
		665,670
	Household Products – 2.1%
5,458	Colgate-Palmolive Co.	324,860
7,340	Procter & Gamble (The) Co.	674,693
900	WD-40 Co.	164,934
		1,164,487
	Industrial Conglomerates – 0.3%
19,059	General Electric Co.	144,277
	Insurance – 3.7%
17,522	American International Group, Inc.	690,542
3,825	Assured Guaranty Ltd.	146,421
4,338	Chubb Ltd.	560,383
8,090	ProAssurance Corp.	328,130
339	White Mountains Insurance Group Ltd.	290,757
		2,016,233
	Interactive Media & Services – 2.7%
460	Alphabet, Inc., Class A (b)	480,682
479	Alphabet, Inc., Class C (b)	496,057
3,778	Facebook, Inc., Class A (a) (b)	495,258
		1,471,997
	Internet & Direct Marketing Retail – 1.7%
623	Amazon.com, Inc. (a) (b)	935,727
	IT Services – 5.4%
3,981	Accenture PLC, Class A	561,361
15,124	Amdocs Ltd. (a)	885,964
2,408	Automatic Data Processing, Inc.	315,737
845	CACI International, Inc., Class A (b)	121,705
3,981	Fidelity National Information Services, Inc.	408,252
1,603	International Business Machines Corp.	182,213
2,294	MAXIMUS, Inc.	149,316
2,658	Visa, Inc., Class A	350,697
		2,975,245
	Machinery – 3.7%
12,136	Donaldson Co., Inc.	526,581
2,062	Fortive Corp.	139,515
3,464	Hillenbrand, Inc.	131,390
4,442	Illinois Tool Works, Inc.	562,757
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
12,622	Toro (The) Co.	$705,317
		2,065,560
	Media – 0.3%
5,147	Comcast Corp., Class A	175,255
	Metals & Mining – 0.2%
3,812	Steel Dynamics, Inc.	114,512
	Multiline Retail – 1.5%
2,097	Dollar General Corp.	226,644
1,692	Ollie’s Bargain Outlet Holdings, Inc. (b)	112,535
7,514	Target Corp.	496,600
		835,779
	Multi-Utilities – 1.3%
2,396	Black Hills Corp.	150,421
7,717	Dominion Energy, Inc.	551,457
		701,878
	Oil, Gas & Consumable Fuels – 3.6%
1,597	Arch Coal, Inc., Class A	132,535
2,304	ConocoPhillips	143,655
18,981	Exxon Mobil Corp. (a)	1,294,314
27,344	Kinder Morgan, Inc.	420,551
		1,991,055
	Paper & Forest Products – 0.2%
3,317	Domtar Corp.	116,526
	Pharmaceuticals – 7.0%
3,182	Eli Lilly & Co.	368,221
10,418	Johnson & Johnson (a)	1,344,443
14,058	Merck & Co., Inc. (a)	1,074,172
24,441	Pfizer, Inc. (a)	1,066,849
		3,853,685
	Professional Services – 0.3%
2,798	ManpowerGroup, Inc.	181,310
	Road & Rail – 1.1%
2,091	CSX Corp.	129,914
3,326	Union Pacific Corp.	459,753
		589,667
	Semiconductors & Semiconductor Equipment – 0.7%
1,767	Lam Research Corp.	240,612
3,878	Micron Technology, Inc. (b)	123,049
		363,661
	Software – 3.6%
10,205	Microsoft Corp. (a)	1,036,522
20,770	Oracle Corp. (a)	937,765
		1,974,287
	Specialty Retail – 6.1%
941	Burlington Stores, Inc. (b)	153,073
4,770	Home Depot (The), Inc. (a)	819,581
1,997	Lowe’s Cos., Inc. (a)	184,443
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
1,919	Murphy USA, Inc. (b)	$147,072
1,702	O’Reilly Automotive, Inc. (b)	586,050
6,634	Ross Stores, Inc.	551,949
20,807	TJX (The) Cos., Inc. (a)	930,905
		3,373,073
	Technology Hardware, Storage & Peripherals – 2.8%
7,531	Apple, Inc. (a)	1,187,940
13,043	Hewlett Packard Enterprise Co.	172,298
9,409	HP, Inc.	192,508
		1,552,746
	Thrifts & Mortgage Finance – 0.5%
23,367	Capitol Federal Financial, Inc.	298,397
	Tobacco – 1.4%
5,652	Altria Group, Inc. (a)	279,152
6,974	Philip Morris International, Inc.	465,584
		744,736
	Trading Companies & Distributors – 0.9%
10,133	HD Supply Holdings, Inc. (b)	380,190
1,714	MSC Industrial Direct Co., Inc., Class A	131,841
		512,031
	Transportation Infrastructure – 0.5%
7,817	Macquarie Infrastructure Corp.	285,790
	Total Common Stocks	51,524,601
	(Cost $55,022,797)
REAL ESTATE INVESTMENT TRUSTS – 4.7%
	Equity Real Estate Investment Trusts – 3.1%
926	American Tower Corp.	146,484
5,786	Americold Realty Trust	147,775
91,524	Colony Capital, Inc.	428,332
40,057	Piedmont Office Realty Trust, Inc., Class A	682,571
12,608	Weingarten Realty Investors	312,805
		1,717,967
	Mortgage Real Estate Investment Trusts – 1.6%
18,627	Blackstone Mortgage Trust, Inc., Class A	593,456
43,056	MFA Financial, Inc. (a)	287,614
		881,070
	Total Real Estate Investment Trusts	2,599,037
	(Cost $2,939,055)
	Total Investments – 98.0%	54,123,638
	(Cost $57,961,852) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
25	S&P 500® Index	$(6,267,125)	$2,825.00	Feb 2019	(4,125)
14	S&P 500® Index	(3,509,590)	2,800.00	Jan 2019	(490)
20	S&P 500® Index	(5,013,700)	2,850.00	Jan 2019	(320)
26	S&P 500® Index	(6,517,810)	2,850.00	Feb 2019	(3,354)
20	S&P 500® Index	(5,013,700)	2,500.00	Mar 2019	(198,000)
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
22	S&P 500® Index	$(5,515,070)	$2,750.00	Mar 2019	$(25,190)
	Total Call Options Written				(231,479)
	(Premiums received $781,574)

Net Other Assets and Liabilities – 2.4%	1,361,400
Net Assets – 100.0%	$55,253,559

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,248,037 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,536,156. The net unrealized depreciation was $3,288,119. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 51,524,601	$ 51,524,601	$ —	$ —
Real Estate Investment Trusts*	2,599,037	2,599,037	—	—
Total Investments	$ 54,123,638	$ 54,123,638	$—	$—
LIABILITIES TABLE
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (231,479)	$ (231,479)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.9%
	Aerospace & Defense – 0.9%
146	Boeing (The) Co.	$47,085
166	General Dynamics Corp.	26,097
363	Spirit AeroSystems Holdings, Inc., Class A	26,169
		99,351
	Banks – 4.1%
3,124	Bank of America Corp.	76,975
1,371	CIT Group, Inc.	52,468
1,045	JPMorgan Chase & Co. (a)	102,013
1,691	US Bancorp	77,279
3,184	Wells Fargo & Co. (a)	146,719
		455,454
	Beverages – 0.3%
297	PepsiCo, Inc.	32,813
	Biotechnology – 0.3%
185	Amgen, Inc.	36,014
	Capital Markets – 3.1%
913	CME Group, Inc. (a)	171,754
434	FactSet Research Systems, Inc.	86,856
509	Intercontinental Exchange, Inc.	38,343
1,786	Legg Mason, Inc.	45,561
		342,514
	Chemicals – 4.1%
760	Ashland Global Holdings, Inc.	53,929
539	DowDuPont, Inc.	28,826
1,335	Ecolab, Inc. (a)	196,712
442	Linde PLC	68,970
371	LyondellBasell Industries N.V., Class A	30,852
1,193	WR Grace & Co.	77,438
		456,727
	Communications Equipment – 2.3%
1,695	Ciena Corp. (b)	57,478
3,961	Cisco Systems, Inc. (a)	171,630
401	InterDigital, Inc.	26,638
		255,746
	Consumer Finance – 0.2%
276	American Express Co.	26,308
	Containers & Packaging – 1.6%
1,782	Berry Global Group, Inc. (b)	84,699
2,192	Crown Holdings, Inc. (b)	91,121
		175,820
	Distributors – 0.5%
411	Pool Corp.	61,095
	Diversified Consumer Services – 1.6%
403	Bright Horizons Family Solutions, Inc. (b)	44,914
81	Graham Holdings Co., Class B	51,887
244	Grand Canyon Education, Inc. (b)	23,458
676	Service Corp. International	27,216
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
714	ServiceMaster Global Holdings, Inc. (b)	$26,233
		173,708
	Diversified Financial Services – 1.0%
562	Berkshire Hathaway, Inc., Class B (a) (b)	114,749
	Diversified Telecommunication Services – 1.5%
3,024	Verizon Communications, Inc. (a)	170,009
	Electric Utilities – 2.4%
1,770	American Electric Power Co., Inc. (a)	132,290
350	Duke Energy Corp.	30,205
984	Exelon Corp.	44,378
803	Hawaiian Electric Industries, Inc.	29,406
1,289	PG&E Corp. (b)	30,614
		266,893
	Electrical Equipment – 0.2%
436	Emerson Electric Co.	26,051
	Electronic Equipment, Instruments & Components – 0.5%
695	Avnet, Inc.	25,090
585	Fabrinet (b)	30,016
		55,106
	Entertainment – 1.0%
953	Cinemark Holdings, Inc.	34,118
674	Walt Disney (The) Co.	73,904
		108,022
	Food & Staples Retailing – 1.5%
1,519	Walgreens Boots Alliance, Inc. (a)	103,793
700	Walmart, Inc. (a)	65,205
		168,998
	Food Products – 0.8%
2,210	Mondelez International, Inc., Class A	88,466
	Gas Utilities – 2.3%
406	Atmos Energy Corp.	37,644
433	Northwest Natural Holding Co.	26,179
397	ONE Gas, Inc.	31,601
385	Spire, Inc.	28,521
2,477	UGI Corp. (a)	132,148
		256,093
	Health Care Equipment & Supplies – 5.2%
2,834	Abbott Laboratories (a)	204,983
659	Danaher Corp.	67,956
357	Integer Holdings Corp. (b)	27,225
2,265	Medtronic PLC	206,025
713	STERIS PLC	76,184
		582,373
	Health Care Providers & Services – 1.6%
401	Cigna Corp.	76,158
243	McKesson Corp.	26,844
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
284	UnitedHealth Group, Inc.	$70,750
		173,752
	Hotels, Restaurants & Leisure – 3.1%
1,479	Bloomin’ Brands, Inc.	26,459
294	Cracker Barrel Old Country Store, Inc.	46,999
400	Jack in the Box, Inc.	31,052
584	McDonald’s Corp.	103,701
2,142	Starbucks Corp. (a)	137,945
		346,156
	Household Durables – 1.2%
378	Helen of Troy, Ltd. (b)	49,586
4,342	KB Home	82,932
		132,518
	Household Products – 2.1%
1,090	Colgate-Palmolive Co. (a)	64,877
1,466	Procter & Gamble (The) Co. (a)	134,755
179	WD-40 Co.	32,803
		232,435
	Industrial Conglomerates – 0.3%
3,810	General Electric Co.	28,842
	Insurance – 3.6%
3,499	American International Group, Inc. (a)	137,896
764	Assured Guaranty Ltd.	29,246
867	Chubb Ltd. (a)	111,999
1,613	ProAssurance Corp.	65,423
67	White Mountains Insurance Group Ltd.	57,465
		402,029
	Interactive Media & Services – 2.6%
91	Alphabet, Inc., Class A (a) (b)	95,091
96	Alphabet, Inc., Class C (b)	99,419
755	Facebook, Inc., Class A (a) (b)	98,973
		293,483
	Internet & Direct Marketing Retail – 1.7%
124	Amazon.com, Inc. (a) (b)	186,244
	IT Services – 5.3%
795	Accenture PLC, Class A (a)	112,103
3,022	Amdocs Ltd. (a)	177,029
480	Automatic Data Processing, Inc.	62,938
168	CACI International, Inc., Class A (b)	24,197
795	Fidelity National Information Services, Inc.	81,527
320	International Business Machines Corp.	36,374
459	MAXIMUS, Inc.	29,876
531	Visa, Inc., Class A	70,060
		594,104
	Machinery – 3.7%
2,418	Donaldson Co., Inc. (a)	104,917
411	Fortive Corp.	27,808
692	Hillenbrand, Inc.	26,248
887	Illinois Tool Works, Inc. (a)	112,374
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
2,517	Toro (The) Co. (a)	$140,650
		411,997
	Media – 0.3%
1,024	Comcast Corp., Class A	34,867
	Metals & Mining – 0.2%
761	Steel Dynamics, Inc.	22,860
	Multiline Retail – 1.5%
418	Dollar General Corp.	45,177
338	Ollie’s Bargain Outlet Holdings, Inc. (b)	22,480
1,496	Target Corp. (a)	98,871
		166,528
	Multi-Utilities – 1.2%
476	Black Hills Corp.	29,883
1,537	Dominion Energy, Inc. (a)	109,834
		139,717
	Oil, Gas & Consumable Fuels – 3.5%
318	Arch Coal, Inc., Class A	26,391
459	ConocoPhillips	28,619
3,784	Exxon Mobil Corp. (a)	258,031
5,453	Kinder Morgan, Inc.	83,867
		396,908
	Paper & Forest Products – 0.2%
663	Domtar Corp.	23,291
	Pharmaceuticals – 6.9%
635	Eli Lilly & Co.	73,482
2,079	Johnson & Johnson (a)	268,295
2,802	Merck & Co., Inc. (a)	214,101
4,878	Pfizer, Inc. (a)	212,925
		768,803
	Professional Services – 0.3%
559	ManpowerGroup, Inc.	36,223
	Road & Rail – 1.1%
417	CSX Corp.	25,908
663	Union Pacific Corp.	91,647
		117,555
	Semiconductors & Semiconductor Equipment – 0.6%
354	Lam Research Corp.	48,204
775	Micron Technology, Inc. (b)	24,591
		72,795
	Software – 3.5%
2,038	Microsoft Corp. (a)	207,000
4,149	Oracle Corp. (a)	187,327
		394,327
	Specialty Retail – 6.0%
188	Burlington Stores, Inc. (b)	30,582
951	Home Depot (The), Inc. (a)	163,401
398	Lowe’s Cos., Inc. (a)	36,759
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
383	Murphy USA, Inc. (b)	$29,353
339	O’Reilly Automotive, Inc. (a) (b)	116,728
1,323	Ross Stores, Inc. (a)	110,074
4,137	TJX (The) Cos., Inc. (a)	185,089
		671,986
	Technology Hardware, Storage & Peripherals – 2.8%
1,505	Apple, Inc. (a)	237,399
2,610	Hewlett Packard Enterprise Co.	34,478
1,881	HP, Inc. (a)	38,485
		310,362
	Thrifts & Mortgage Finance – 0.5%
4,666	Capitol Federal Financial, Inc.	59,585
	Tobacco – 1.3%
1,127	Altria Group, Inc. (a)	55,662
1,393	Philip Morris International, Inc. (a)	92,997
		148,659
	Trading Companies & Distributors – 0.9%
2,023	HD Supply Holdings, Inc. (b)	75,903
343	MSC Industrial Direct Co., Inc., Class A	26,384
		102,287
	Transportation Infrastructure – 0.5%
1,558	Macquarie Infrastructure Corp.	56,961
	Total Common Stocks	10,277,584
	(Cost $11,069,485)
REAL ESTATE INVESTMENT TRUSTS – 4.6%
	Equity Real Estate Investment Trusts – 3.0%
185	American Tower Corp. (a)	29,265
1,154	Americold Realty Trust	29,473
18,295	Colony Capital, Inc.	85,621
7,988	Piedmont Office Realty Trust, Inc., Class A (a)	136,115
2,516	Weingarten Realty Investors	62,422
		342,896
	Mortgage Real Estate Investment Trusts – 1.6%
3,712	Blackstone Mortgage Trust, Inc., Class A (a)	118,264
8,583	MFA Financial, Inc. (a)	57,335
		175,599
	Total Real Estate Investment Trusts	518,495
	(Cost $585,778)
	Total Investments – 96.5%	10,796,079
	(Cost $11,655,263) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 2.0%
6	S&P 500® Index	$1,504,110	$2,450.00	Mar 2019	49,302
5	S&P 500® Index	1,253,425	2,500.00	Sep 2019	81,685
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED (Continued)
7	S&P 500® Index	$1,754,795	$2,350.00	Dec 2019	$89,425
	Total Put Options Purchased				220,412
	(Cost $177,191)
PUT OPTIONS WRITTEN – (0.4)%
6	S&P 500® Index	(1,504,110)	2,200.00	Mar 2019	(13,800)
5	S&P 500® Index	(1,253,425)	2,100.00	Sep 2019	(28,300)
	Total Put Options Written				(42,100)
	(Premiums received $35,117)
CALL OPTIONS WRITTEN – (0.1)%
4	S&P 500® Index	(1,002,740)	2,825.00	Feb 2019	(660)
2	S&P 500® Index	(501,370)	2,800.00	Jan 2019	(70)
5	S&P 500® Index	(1,253,425)	2,825.00	Jan 2019	(145)
3	S&P 500® Index	(752,055)	2,850.00	Jan 2019	(48)
4	S&P 500® Index	(1,002,740)	2,875.00	Jan 2019	(36)
4	S&P 500® Index	(1,002,740)	2,850.00	Feb 2019	(516)
4	S&P 500® Index	(1,002,740)	2,750.00	Mar 2019	(4,580)
	Total Call Options Written				(6,055)
	(Premiums received $147,632)

Net Other Assets and Liabilities – 2.0%	214,896
Net Assets – 100.0%	$11,183,232

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $266,756 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $948,125. The net unrealized depreciation was $681,369. The amounts presented are inclusive of derivative contracts.
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,277,584	$ 10,277,584	$ —	$ —
Real Estate Investment Trusts*	518,495	518,495	—	—
Total Investments	10,796,079	10,796,079	—	—
Put Options Purchased	220,412	220,412	—	—
Total	$ 11,016,491	$ 11,016,491	$—	$—
LIABILITIES TABLE
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (6,055)	$ (6,055)	$ —	$ —
Put Options Written	(42,100)	(42,100)	—	—
Total Liabilities	$ (48,155)	$ (48,155)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 8.0%
36,439	Boeing (The) Co.	$11,751,578
73,120	General Dynamics Corp.	11,495,195
60,944	Huntington Ingalls Industries, Inc.	11,598,253
46,998	Northrop Grumman Corp.	11,509,810
		46,354,836
	Airlines – 3.9%
187,648	Alaska Air Group, Inc.	11,418,381
241,760	Southwest Airlines Co.	11,237,005
		22,655,386
	Auto Components – 4.0%
559,771	Gentex Corp.	11,312,972
95,273	Lear Corp.	11,705,241
		23,018,213
	Banks – 6.0%
471,716	Bank of America Corp.	11,623,082
116,982	JPMorgan Chase & Co.	11,419,783
98,060	PNC Financial Services Group (The), Inc.	11,464,195
		34,507,060
	Capital Markets – 12.0%
110,261	Ameriprise Financial, Inc.	11,507,941
247,708	Bank of New York Mellon (The) Corp.	11,659,615
30,150	BlackRock, Inc.	11,843,523
60,659	CME Group, Inc.	11,411,171
292,984	Morgan Stanley	11,616,816
127,939	T Rowe Price Group, Inc.	11,811,328
		69,850,394
	Communications Equipment – 2.0%
263,342	Cisco Systems, Inc.	11,410,609
	Consumer Finance – 2.0%
196,216	Discover Financial Services	11,572,820
	Food & Staples Retailing – 2.0%
56,930	Costco Wholesale Corp.	11,597,210
	Food Products – 3.9%
261,537	Hormel Foods Corp.	11,162,399
115,652	Sanderson Farms, Inc.	11,483,087
		22,645,486
	Health Care Providers & Services – 6.0%
152,973	AmerisourceBergen Corp.	11,381,191
44,164	Anthem, Inc.	11,598,791
40,210	Humana, Inc.	11,519,361
		34,499,343
Shares	Description	Value

	Hotels, Restaurants & Leisure – 2.0%
181,437	Starbucks Corp.	$11,684,543
	Insurance – 10.0%
256,372	Aflac, Inc.	11,680,308
129,894	Assurant, Inc.	11,617,719
224,975	Lincoln National Corp.	11,543,467
263,592	Principal Financial Group, Inc.	11,642,859
140,909	Prudential Financial, Inc.	11,491,129
		57,975,482
	IT Services – 5.9%
80,098	Accenture PLC, Class A	11,294,619
87,982	Automatic Data Processing, Inc.	11,536,200
181,651	Cognizant Technology Solutions Corp., Class A	11,531,205
		34,362,024
	Media – 3.9%
546,462	Interpublic Group of (The) Cos., Inc.	11,273,511
156,092	Omnicom Group, Inc.	11,432,178
		22,705,689
	Oil, Gas & Consumable Fuels – 2.0%
157,061	Valero Energy Corp.	11,774,863
	Professional Services – 1.9%
173,012	ManpowerGroup, Inc.	11,211,178
	Semiconductors & Semiconductor Equipment – 8.0%
87,029	Lam Research Corp.	11,850,739
85,624	NVIDIA Corp.	11,430,804
171,758	Skyworks Solutions, Inc.	11,511,221
122,510	Texas Instruments, Inc.	11,577,195
		46,369,959
	Specialty Retail – 10.3%
226,700	Best Buy Co., Inc.	12,006,032
227,323	Foot Locker, Inc.	12,093,584
143,759	Ross Stores, Inc.	11,960,749
264,310	TJX (The) Cos., Inc.	11,825,229
237,054	Williams-Sonoma, Inc.	11,959,374
		59,844,968
	Technology Hardware, Storage & Peripherals – 4.0%
73,335	Apple, Inc.	11,567,863
193,921	NetApp, Inc.	11,571,266
		23,139,129

See Notes to Portfolio of Investments

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 2.0%
155,692	NIKE, Inc., Class B	$11,543,005
	Total Investments – 99.8%	578,722,197
	(Cost $657,986,097) (a)
	Net Other Assets and Liabilities – 0.2%	886,346
	Net Assets – 100.0%	$579,608,543

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,291,119 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $91,555,019. The net unrealized depreciation was $79,263,900.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 578,722,197	$ 578,722,197	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.7%
	Capital Markets (a) – 99.7%
3,668,700	First Trust Dow Jones Internet Index Fund (b)	$427,990,542
6,031,719	First Trust Health Care AlphaDEX® Fund (b)	415,404,487
6,324,452	First Trust NASDAQ-100- Technology Sector Index Fund	430,505,448
3,298,549	First Trust NYSE Arca Biotechnology Index Fund (b)	409,679,786
8,347,865	First Trust Technology AlphaDEX® Fund	438,680,306
	Total Investments – 99.7%	2,122,260,569
	(Cost $2,043,605,227) (c)
	Net Other Assets and Liabilities – 0.3%	5,952,000
	Net Assets – 100.0%	$2,128,212,569

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $250,972,975 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $172,317,633. The net unrealized appreciation was $78,655,342.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,122,260,569	$ 2,122,260,569	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 10.3%
16,466	1st Source Corp.	$664,239
27,803	Associated Banc-Corp.	550,221
17,503	Bryn Mawr Bank Corp.	602,103
13,989	Chemical Financial Corp.	512,137
45,755	First Commonwealth Financial Corp.	552,720
25,301	First Financial Bancorp	600,140
16,016	First Merchants Corp.	548,868
34,164	First Midwest Bancorp, Inc.	676,789
58,434	FNB Corp.	574,991
42,765	Fulton Financial Corp.	662,002
14,474	Heartland Financial USA, Inc.	636,132
27,628	Lakeland Financial Corp.	1,109,541
22,469	Mercantile Bank Corp.	634,974
36,825	Old National Bancorp	567,105
9,858	Park National Corp.	837,437
22,137	Peoples Bancorp, Inc.	666,324
17,820	S&T Bancorp, Inc.	674,309
8,371	Wintrust Financial Corp.	556,588
		11,626,620
	Commercial Services & Supplies – 8.9%
71,044	Clean Harbors, Inc. (a)	3,506,021
293,163	Covanta Holding Corp.	3,934,247
41,276	US Ecology, Inc.	2,599,563
		10,039,831
	Construction & Engineering – 33.5%
55,589	Aegion Corp. (a)	907,213
58,753	Ameresco, Inc., Class A (a)	828,417
110,830	Argan, Inc.	4,193,807
92,625	Comfort Systems USA, Inc.	4,045,860
62,646	Dycom Industries, Inc. (a)	3,385,390
70,151	EMCOR Group, Inc.	4,187,313
113,323	Granite Construction, Inc.	4,564,650
113,890	MasTec, Inc. (a)	4,619,378
42,440	MYR Group, Inc. (a)	1,195,535
43,099	NV5 Global, Inc. (a)	2,609,644
186,397	Primoris Services Corp.	3,565,775
61,631	Sterling Construction Co., Inc. (a)	671,162
190,166	Tutor Perini Corp. (a)	3,036,951
		37,811,095
	Electrical Equipment – 12.3%
188,674	Atkore International Group, Inc. (a)	3,743,292
39,941	Encore Wire Corp.	2,004,239
86,924	Generac Holdings, Inc. (a)	4,320,123
38,637	Hubbell, Inc.	3,838,200
		13,905,854
	Machinery – 34.9%
90,010	Astec Industries, Inc.	2,717,402
Shares	Description	Value

	Machinery (Continued)
99,788	Blue Bird Corp. (a)	$1,815,144
51,118	Douglas Dynamics, Inc.	1,834,625
298,085	Evoqua Water Technologies Corp. (a)	2,861,616
142,423	Federal Signal Corp.	2,834,218
67,853	Global Brass & Copper Holdings, Inc.	1,706,503
81,487	Greenbrier (The) Cos., Inc.	3,221,996
434,944	Mueller Water Products, Inc., Class A	3,957,990
37,825	Proto Labs, Inc. (a)	4,266,282
34,197	RBC Bearings, Inc. (a)	4,483,226
134,125	Spartan Motors, Inc.	969,724
120,916	SPX Corp. (a)	3,386,857
61,783	TriMas Corp. (a)	1,686,058
287,028	Wabash National Corp.	3,754,326
		39,495,967
	Total Investments – 99.9%	112,879,367
	(Cost $141,399,037) (b)
	Net Other Assets and Liabilities – 0.1%	98,545
	Net Assets – 100.0%	$112,977,912

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,760,342 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,280,012. The net unrealized depreciation was $28,519,670.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 112,879,367	$ 112,879,367	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 82.6%
	Banks – 15.1%
7,237	Comerica, Inc.	$497,110
5,886	Cullen/Frost Bankers, Inc.	517,615
7,049	JPMorgan Chase & Co.	688,123
46,353	KeyCorp	685,097
45,731	Regions Financial Corp.	611,881
12,767	SunTrust Banks, Inc.	643,967
23,714	TCF Financial Corp.	462,186
5,878	Webster Financial Corp.	289,727
		4,395,706
	Capital Markets – 2.3%
4,266	Nasdaq, Inc.	347,977
3,647	Northern Trust Corp.	304,853
		652,830
	Chemicals – 6.2%
4,115	Air Products & Chemicals, Inc.	658,606
3,354	Celanese Corp.	301,759
8,651	CF Industries Holdings, Inc.	376,405
7,767	RPM International, Inc.	456,544
		1,793,314
	Commercial Services & Supplies – 1.5%
9,127	KAR Auction Services, Inc.	435,540
	Communications Equipment – 2.6%
17,591	Cisco Systems, Inc.	762,218
	Consumer Finance – 5.4%
16,452	Ally Financial, Inc.	372,802
3,965	Discover Financial Services	233,856
55,018	Santander Consumer USA Holdings, Inc.	967,767
		1,574,425
	Containers & Packaging – 0.9%
2,869	Avery Dennison Corp.	257,722
	Electric Utilities – 2.0%
3,394	NextEra Energy, Inc.	589,945
	Electronic Equipment, Instruments & Components – 1.3%
12,727	Corning, Inc.	384,483
	Gas Utilities – 4.1%
4,597	ONE Gas, Inc.	365,921
10,901	Spire, Inc.	807,546
		1,173,467
	Hotels, Restaurants & Leisure – 7.2%
6,741	Darden Restaurants, Inc.	673,156
17,655	Six Flags Entertainment Corp.	982,148
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
2,057	Vail Resorts, Inc.	$433,657
		2,088,961
	Industrial Conglomerates – 0.8%
1,827	Honeywell International, Inc.	241,383
	Insurance – 4.2%
5,788	Arthur J. Gallagher & Co.	426,576
24,823	Fidelity National Financial, Inc.	780,435
		1,207,011
	Media – 3.2%
44,791	Interpublic Group of (The) Cos., Inc.	924,038
	Multiline Retail – 2.8%
12,325	Kohl’s Corp.	817,641
	Oil, Gas & Consumable Fuels – 11.4%
18,984	Murphy Oil Corp.	444,036
18,665	ONEOK, Inc.	1,006,977
9,518	PBF Energy, Inc., Class A	310,953
27,896	Targa Resources Corp.	1,004,814
7,264	Valero Energy Corp.	544,582
		3,311,362
	Personal Products – 1.0%
4,780	Nu Skin Enterprises, Inc., Class A	293,157
	Semiconductors & Semiconductor Equipment – 4.0%
4,611	Analog Devices, Inc.	395,762
8,018	Texas Instruments, Inc.	757,701
		1,153,463
	Specialty Retail – 2.3%
7,510	Best Buy Co., Inc.	397,730
1,639	Home Depot (The), Inc.	281,613
		679,343
	Technology Hardware, Storage & Peripherals – 0.9%
4,088	NetApp, Inc.	243,931
	Textiles, Apparel & Luxury Goods – 0.8%
3,350	VF Corp.	238,989
	Trading Companies & Distributors – 2.6%
5,450	Watsco, Inc.	758,313
	Total Common Stocks	23,977,242
	(Cost $28,410,191)

See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 17.0%
	Equity Real Estate Investment Trusts – 12.0%
13,809	CyrusOne, Inc.	$730,220
11,881	Extra Space Storage, Inc.	1,074,993
13,488	Ryman Hospitality Properties, Inc.	899,515
7,612	Sun Communities, Inc.	774,216
		3,478,944
	Mortgage Real Estate Investment Trusts – 5.0%
103,561	New Residential Investment Corp.	1,471,602
	Total Real Estate Investment Trusts	4,950,546
	(Cost $5,876,716)
	Total Investments – 99.6%	28,927,788
	(Cost $34,286,907) (a)
	Net Other Assets and Liabilities – 0.4%	109,541
	Net Assets – 100.0%	$29,037,329

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,741 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,388,860. The net unrealized depreciation was $5,359,119.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,977,242	$ 23,977,242	$ —	$ —
Real Estate Investment Trusts*	4,950,546	4,950,546	—	—
Total Investments	$ 28,927,788	$ 28,927,788	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.8%
	Capital Markets (a) – 99.8%
3,939,327	First Trust BICK Index Fund	$96,749,871
7,187,277	First Trust Brazil AlphaDEX® Fund	95,159,548
1,920,812	First Trust Developed Markets ex-US AlphaDEX® Fund	94,158,204
2,413,961	First Trust Germany AlphaDEX® Fund	91,078,749
2,152,920	First Trust Switzerland AlphaDEX® Fund	94,427,071
	Total Investments – 99.8%	471,573,443
	(Cost $526,323,586) (b)
	Net Other Assets and Liabilities – 0.2%	780,320
	Net Assets – 100.0%	$472,353,763

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $54,750,143. The net unrealized depreciation was $54,750,143.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 471,573,443	$ 471,573,443	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
813,647	First Trust Dow Jones Internet Index Fund (b)	$94,920,059
1,337,728	First Trust Health Care AlphaDEX® Fund (b)	92,129,327
1,402,630	First Trust NASDAQ-100- Technology Sector Index Fund	95,477,024
731,547	First Trust NYSE Arca Biotechnology Index Fund (b)	90,858,138
1,851,398	First Trust Technology AlphaDEX® Fund	97,290,965
	Total Investments – 99.9%	470,675,513
	(Cost $492,367,344) (c)
	Net Other Assets and Liabilities – 0.1%	398,687
	Net Assets – 100.0%	$471,074,200

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,132,382 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,824,213. The net unrealized depreciation was $21,691,831.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 470,675,513	$ 470,675,513	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the eleven funds listed below (each a “Fund” and collectively, the “Funds”).
First Trust NASDAQ Technology Dividend Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (Nasdaq ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (Nasdaq ticker “FID”)
First Trust BuyWrite Income ETF – (Nasdaq ticker “FTHI”)
First Trust Hedged BuyWrite Income ETF – (Nasdaq ticker “FTLB”)
First Trust Rising Dividend Achievers ETF – (Nasdaq ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (Nasdaq ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (Nasdaq ticker “AIRR”)
First Trust Dorsey Wright Momentum & Dividend ETF – (Nasdaq ticker “DDIV”)
First Trust Dorsey Wright International Focus 5 ETF – (Nasdaq ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (Nasdaq ticker “FVC”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, master limited partnerships, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Option Contracts
FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the S&P 500® Index (the “S&P 500”) to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) “naked” or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTLB will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option.
The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice,

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
FTLB may also purchase U.S. exchange-traded call or put options on the S&P 500 to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option.
If FTLB elects to exercise a call or put option on the S&P 500, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.
C. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments in MDIV at December 31, 2018, and for the fiscal year-to-date period (October 1, 2018 to December 31, 2018) are:
Security Name	Shares at 12/31/2018	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2018	Dividend Income
First Trust Tactical High Yield ETF	2,608,107	$ 136,780,619	$ 2,528,808	$ (14,112,442)	$ (7,383,138)	$ (840,248)	$ 116,973,599	$ 1,826,352

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
Amounts relating to these investments in FV at December 31, 2018, and for the fiscal year-to-date period (October 1, 2018 to December 31, 2018) are:
Security Name	Shares at 12/31/2018	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2018	Dividend Income
First Trust Dow Jones Internet Index Fund	3,668,700	$ 569,321,296	$ 8,652,842	$ (50,910,237)	$ (121,607,039)	$ 22,533,680	$ 427,990,542	$—
First Trust Health Care AlphaDEX® Fund	6,031,719	—	502,685,444	(25,098,307)	(59,177,403)	(3,005,247)	415,404,487	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	569,037,574	4,949,844	(521,433,827)	(113,032,787)	60,479,196	—	—
First Trust NASDAQ-100- Technology Sector Index Fund	6,324,452	573,280,371	7,767,075	(71,214,261)	(91,842,044)	12,514,307	430,505,448	1,307,949
First Trust NYSE Arca Biotechnology Index Fund	3,298,549	573,903,385	7,991,219	(49,993,955)	(113,104,021)	(9,116,842)	409,679,786	—
First Trust Technology AlphaDEX® Fund	8,347,865	568,635,599	19,686,109	(50,849,640)	(100,438,444)	1,646,682	438,680,306	1,073,396
		$2,854,178,225	$551,732,533	$(769,500,227)	$(599,201,738)	$85,051,776	$2,122,260,569	$2,381,345
Amounts relating to these investments in IFV at December 31, 2018, and for the fiscal year-to-date period (October 1, 2018 to December 31, 2018) are:
Security Name	Shares at 12/31/2018	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2018	Dividend Income
First Trust BICK Index Fund	3,939,327	$ 154,549,023	$ 1,076,314	$ (47,513,330)	$ (8,694,172)	$ (2,667,964)	$ 96,749,871	$ 928,291
First Trust Brazil AlphaDEX® Fund	7,187,277	—	131,384,722	(27,135,922)	(7,187,277)	(1,901,975)	95,159,548	2,019,023
First Trust Chindia ETF	—	146,808,304	331,338	(137,267,256)	(994,292)	(8,878,094)	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	1,920,812	160,121,236	1,456,032	(41,121,610)	(22,781,394)	(3,516,060)	94,158,204	567,240
First Trust Germany AlphaDEX® Fund	2,413,961	158,672,473	710,575	(40,807,491)	(27,962,831)	466,023	91,078,749	—
First Trust Switzerland AlphaDEX® Fund	2,152,920	152,481,483	2,171,548	(40,579,279)	(21,730,796)	2,084,115	94,427,071	—
		$772,632,519	$137,130,529	$(334,424,888)	$(89,350,762)	$(14,413,955)	$471,573,443	$3,514,554

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
Amounts relating to these investments in FVC at December 31, 2018, and for the fiscal year-to-date period (October 1, 2018 to December 31, 2018) are:
Security Name	Shares at 12/31/2018	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2018	Dividend Income
First Trust Dow Jones Internet Index Fund	813,647	$ 123,680,058	$ 28,043,321	$ (34,895,907)	$ (25,550,152)	$ 3,642,739	$ 94,920,059	$—
First Trust Health Care AlphaDEX® Fund	1,337,728	—	113,972,467	(8,079,544)	(13,123,112)	(640,484)	92,129,327	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	123,618,373	24,539,385	(136,916,785)	(18,343,212)	7,102,239	—	—
First Trust NASDAQ-100- Technology Sector Index Fund	1,402,630	124,540,045	28,859,197	(40,299,428)	(19,477,478)	1,854,688	95,477,024	291,457
First Trust NYSE Arca Biotechnology Index Fund	731,547	124,675,366	27,578,838	(34,306,766)	(23,155,254)	(3,934,046)	90,858,138	—
First Trust Technology AlphaDEX® Fund	1,851,398	123,531,037	27,707,065	(32,314,064)	(21,124,541)	(508,532)	97,290,965	238,371
		$620,044,879	$250,700,273	$(286,812,494)	$(120,773,749)	$7,516,604	$470,675,513	$529,828
3. Derivative Transactions
During the fiscal year-to-date period (October 1, 2018 to December 31, 2018), for FTHI, the premiums for written options opened were $829,113, and the premiums for written options closed, exercised and expired were $827,517.
During the fiscal year-to-date period (October 1, 2018 to December 31, 2018), for FTLB, the premiums for written options opened were $194,633, and the premiums for written options closed, exercised and expired were $170,565. During the fiscal year-to-date period (October 1, 2018 to December 31, 2018), for FTLB, the premiums for purchased options opened were $141,076, and the premiums for purchased options closed, exercised and expired were $37,417.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
Licensing Information
Nasdaq, Nasdaq Inc., NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ Rising Dividend Achievers Index, and Dorsey Wright Momentum Plus Dividend Yield Index are registered trademarks and service marks of Nasdaq Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
There is no relationship between Dorsey Wright & Associates, LLC (“Dorsey Wright”) and First Trust Advisors L.P. (“First Trust”), with respect to the First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF or First Trust Dorsey Wright Dynamic Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks, trade names and indexes for use by First Trust. Such trademarks, trade names and Indexes have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of these Products, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Indexes for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.
Richard Bernstein Advisors LLC (“Licensor”), and the Richard Bernstein Advisors American Industrial Renaissance® Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA American Industrial Renaissance® ETF is based on the Richard Bernstein Advisors American Industrial Renaissance® Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).
Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by First Trust. The First Trust S&P International Dividend Aristocrats ETF is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the First Trust S&P International Dividend Aristocrats ETF.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.0%
188	Huntington Ingalls Industries, Inc.	$35,779
503	Spirit AeroSystems Holdings, Inc., Class A	36,261
		72,040
	Air Freight & Logistics – 1.0%
530	Expeditors International of Washington, Inc.	36,088
	Airlines – 2.9%
575	Alaska Air Group, Inc.	34,989
323	Allegiant Travel Co.	32,371
814	SkyWest, Inc.	36,198
		103,558
	Auto Components – 3.0%
1,720	Gentex Corp.	34,761
551	LCI Industries	36,807
293	Lear Corp.	35,998
		107,566
	Banks – 14.0%
473	BOK Financial Corp.	34,685
1,064	Cathay General Bancorp	35,676
398	Cullen/Frost Bankers, Inc.	35,000
827	East West Bancorp, Inc.	35,999
2,281	Fulton Financial Corp.	35,310
1,142	Great Western Bancorp, Inc.	35,687
1,877	Hanmi Financial Corp.	36,977
2,046	Hilltop Holdings, Inc.	36,480
2,125	Home BancShares, Inc.	34,723
758	Pinnacle Financial Partners, Inc.	34,944
1,107	Synovus Financial Corp.	35,413
1,822	TCF Financial Corp.	35,511
2,187	Umpqua Holdings Corp.	34,773
876	Zions Bancorp N.A.	35,688
		496,866
	Building Products – 2.0%
433	Allegion PLC	34,515
813	AO Smith Corp.	34,715
		69,230
	Capital Markets – 6.0%
369	Affiliated Managers Group, Inc.	35,955
176	FactSet Research Systems, Inc.	35,223
985	Houlihan Lokey, Inc.	36,248
1,412	Legg Mason, Inc.	36,020
585	LPL Financial Holdings, Inc.	35,732
319	Morningstar, Inc.	35,039
		214,217
	Chemicals – 3.0%
1,293	Chemours (The) Co.	36,489
476	Stepan Co.	35,224
Shares	Description	Value

	Chemicals (Continued)
777	Trinseo S.A.	$35,571
		107,284
	Commercial Services & Supplies – 2.9%
1,126	Herman Miller, Inc.	34,061
2,344	Steelcase, Inc., Class A	34,762
685	Tetra Tech, Inc.	35,462
		104,285
	Communications Equipment – 1.0%
517	InterDigital, Inc.	34,344
	Consumer Finance – 1.0%
497	FirstCash, Inc.	35,958
	Containers & Packaging – 1.0%
364	AptarGroup, Inc.	34,241
	Electronic Equipment, Instruments & Components – 1.0%
451	SYNNEX Corp.	36,459
	Food Products – 3.9%
379	Ingredion, Inc.	34,641
240	J&J Snack Foods Corp.	34,701
187	Lancaster Colony Corp.	33,073
355	Sanderson Farms, Inc.	35,248
		137,663
	Hotels, Restaurants & Leisure – 5.0%
212	Cracker Barrel Old Country Store, Inc.	33,890
534	Dunkin’ Brands Group, Inc.	34,240
812	International Speedway Corp., Class A	35,614
544	Marriott Vacations Worldwide Corp.	38,358
581	Texas Roadhouse, Inc.	34,686
		176,788
	Household Durables – 3.0%
554	Garmin Ltd.	35,079
1,329	La-Z-Boy, Inc.	36,827
1,265	MDC Holdings, Inc.	35,559
		107,465
	Household Products – 1.0%
775	Energizer Holdings, Inc.	34,991
	Insurance – 9.9%
400	Assurant, Inc.	35,776
928	Assured Guaranty Ltd.	35,524
1,288	Brown & Brown, Inc.	35,497

See Notes to Portfolio of Investments

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
2,330	CNO Financial Group, Inc.	$34,670
784	First American Financial Corp.	34,998
1,671	Old Republic International Corp.	34,372
360	Primerica, Inc.	35,176
252	Reinsurance Group of America, Inc.	35,338
470	Torchmark Corp.	35,029
930	Universal Insurance Holdings, Inc.	35,266
		351,646
	IT Services – 4.0%
363	Broadridge Financial Solutions, Inc.	34,939
1,108	CSG Systems International, Inc.	35,201
1,298	Genpact Ltd.	35,033
276	Jack Henry & Associates, Inc.	34,919
		140,092
	Machinery – 10.0%
813	Donaldson Co., Inc.	35,276
591	EnPro Industries, Inc.	35,519
861	Graco, Inc.	36,033
276	IDEX Corp.	34,848
452	Lincoln Electric Holdings, Inc.	35,640
3,834	Mueller Water Products, Inc., Class A	34,889
576	Oshkosh Corp.	35,314
627	Toro (The) Co.	35,037
1,744	Trinity Industries, Inc.	35,909
2,722	Wabash National Corp.	35,604
		354,069
	Media – 1.0%
1,684	Interpublic Group of (The) Cos., Inc.	34,741
	Metals & Mining – 1.0%
1,141	Steel Dynamics, Inc.	34,276
	Oil, Gas & Consumable Fuels – 1.0%
429	Arch Coal, Inc., Class A	35,603
	Professional Services – 4.0%
1,743	Kelly Services, Inc., Class A	35,697
883	Korn Ferry	34,914
532	ManpowerGroup, Inc.	34,473
629	Robert Half International, Inc.	35,979
		141,063
	Road & Rail – 3.0%
1,014	ArcBest Corp.	34,740
286	Old Dominion Freight Line, Inc.	35,318
1,885	Schneider National, Inc., Class B	35,193
		105,251
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 2.1%
1,151	Teradyne, Inc.	$36,119
1,349	Versum Materials, Inc.	37,394
		73,513
	Software – 1.0%
518	j2 Global, Inc.	35,939
	Specialty Retail – 6.2%
6,043	Chico’s FAS, Inc.	33,962
383	Children’s Place (The), Inc.	34,504
698	Foot Locker, Inc.	37,134
2,836	GameStop Corp., Class A	35,790
16,217	Office Depot, Inc.	41,840
729	Williams-Sonoma, Inc.	36,778
		220,008
	Textiles, Apparel & Luxury Goods – 1.0%
441	Carter’s, Inc.	35,994
	Trading Companies & Distributors – 1.0%
646	Applied Industrial Technologies, Inc.	34,845
	Wireless Telecommunication Services – 1.0%
1,083	Telephone & Data Systems, Inc.	35,241
	Total Investments – 99.9%	3,541,324
	(Cost $4,309,082) (a)
	Net Other Assets and Liabilities – 0.1%	2,934
	Net Assets – 100.0%	$3,544,258

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,077 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $789,835. The net unrealized depreciation was $767,758.

See Notes to Portfolio of Investments

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,541,324	$ 3,541,324	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Aerospace & Defense – 0.6%
2,644	Airbus SE	$254,345
	Automobiles – 0.7%
5,070	Daimler AG	266,689
	Banks – 12.9%
51,361	Banco Bilbao Vizcaya Argentaria S.A.	272,785
65,449	Banco Santander S.A.	297,928
400	Bangkok Bank PCL	2,494
50,500	Bangkok Bank PCL	314,849
37,897	Bank of Ireland Group PLC	211,023
144,602	Barclays PLC	277,423
5,446	BNP Paribas S.A.	246,314
71,094	BOC Hong Kong Holdings Ltd.	264,202
4,648	Citigroup, Inc.	241,975
3,381	HDFC Bank, Ltd., ADR	350,238
37,947	HSBC Holdings PLC	312,888
35,597	ICICI Bank, Ltd., ADR	366,293
25,415	ING Groep N.V., ADR	270,924
2,872	JPMorgan Chase & Co.	280,365
4,334	KBC Group N.V.	281,455
546,603	Postal Savings Bank of China Co., Ltd., Class H (a)	288,292
4,119	Royal Bank of Canada	281,922
7,864	Societe Generale S.A.	250,663
16,457	Westpac Banking Corp.	290,251
		5,102,284
	Capital Markets – 8.2%
7,124	ASX Ltd.	300,766
6,366	Bank of New York Mellon (The) Corp.	299,648
2,955	CME Group, Inc.	555,895
21,893	Credit Suisse Group AG	240,558
2,384	Deutsche Boerse AG	286,668
1,428	Goldman Sachs Group (The), Inc.	238,547
3,550	Nasdaq, Inc.	289,573
46,910	Natixis S.A.	221,384
3,164	Northern Trust Corp.	264,479
5,955	TD Ameritrade Holding Corp.	291,557
20,969	UBS Group AG	261,019
		3,250,094
	Communications Equipment – 5.5%
6,902	Cisco Systems, Inc.	299,064
59,515	Nokia OYJ	342,992
59,611	Nokia OYJ, ADR	346,936
96,765	Telefonaktiebolaget LM Ericsson, Class B	850,724
181,670	ZTE Corp., Class H (b)	343,365
		2,183,081
Shares	Description	Value

	Consumer Finance – 0.8%
16,700	AEON Financial Service Co., Ltd.	$297,722
	Diversified Telecommunication Services – 2.2%
1,846	Swisscom AG	882,151
	Electric Utilities – 0.8%
7,381	Verbund AG	314,930
	Electronic Equipment, Instruments & Components – 1.4%
135,188	Foxconn Technology Co., Ltd.	266,092
1,534	Samsung SDI Co., Ltd.	301,081
		567,173
	Food & Staples Retailing – 1.6%
17,268	Carrefour S.A.	294,992
3,428	Walmart, Inc.	319,318
		614,310
	Household Durables – 0.7%
5,645	Sony Corp., ADR	272,541
	Industrial Conglomerates – 0.8%
1,316	SK Holdings Co., Ltd.	306,650
	Insurance – 4.6%
40,042	AIA Group Ltd.	332,384
1,511	Allianz SE	303,207
6,191	American International Group, Inc.	243,987
12,673	AXA S.A.	273,820
30,108	China Life Insurance Co., Ltd., ADR	315,833
2,225	Willis Towers Watson PLC	337,888
		1,807,119
	Interactive Media & Services – 1.5%
3,770	Baidu, Inc., ADR (b)	597,922
	Internet & Direct Marketing Retail – 3.3%
5,065	Alibaba Group Holding Ltd., ADR (b)	694,260
421	Amazon.com, Inc. (b)	632,329
		1,326,589
	IT Services – 21.5%
4,873	Accenture PLC, Class A	687,142
7,249	Atos SE	593,680
2,599	Capgemini SE	258,473
4,992	CGI Group, Inc., Class A (b)	305,327
10,861	Cognizant Technology Solutions Corp., Class A	689,456

See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
11,900	Fujitsu Ltd.	$743,390
10,611	Genpact Ltd.	286,391
5,629	International Business Machines Corp.	639,848
1,501	MasterCard, Inc., Class A	283,164
23,900	NTT Data Corp.	262,757
9,095	PayPal Holdings, Inc. (b)	764,799
27,627	Perficient, Inc. (b)	614,977
4,879	Reply S.p.A	246,412
26,155	Tieto OYJ	706,624
5,695	Virtusa Corp. (b)	242,550
2,209	Visa, Inc., Class A	291,456
60,272	Wipro Ltd., ADR	309,195
3,975	Wirecard AG	604,819
		8,530,460
	Metals & Mining – 2.3%
14,492	BHP Group Ltd.	349,401
20,396	Severstal PJSC	276,015
129,355	Yamana Gold, Inc.	304,153
		929,569
	Professional Services – 0.6%
10,400	Recruit Holdings Co., Ltd.	252,634
	Semiconductors & Semiconductor Equipment – 13.2%
27,509	Advanced Micro Devices, Inc. (b)	507,816
18,400	Intel Corp.	863,512
19,222	Micron Technology, Inc. (b)	609,914
140,795	Nordic Semiconductor ASA (b)	470,592
3,090	NVIDIA Corp.	412,515
19,306	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	712,584
7,931	Texas Instruments, Inc.	749,480
10,841	Xilinx, Inc.	923,328
		5,249,741
	Software – 11.6%
14,301	Gemalto N.V. (b)	830,083
7,426	Microsoft Corp.	754,259
17,126	Oracle Corp.	773,239
5,063	Pegasystems, Inc.	242,163
2,220	Red Hat, Inc. (b)	389,921
2,061	salesforce.com, Inc. (b)	282,295
6,926	SAP SE	689,830
17,699	Software AG	640,602
		4,602,392
	Technology Hardware, Storage & Peripherals – 3.8%
102,699	Asustek Computer, Inc.	673,255
19,714	Hewlett Packard Enterprise Co.	260,422
11,429	NCR Corp. (b)	263,781
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
8,308	Samsung Electronics Co., Ltd.	$288,152
		1,485,610
	Trading Companies & Distributors – 0.8%
40,150	Barloworld Ltd.	321,312
	Wireless Telecommunication Services – 0.6%
3,300	SoftBank Group Corp.	219,940
	Total Investments – 100.0%	39,635,258
	(Cost $47,277,145) (c)
	Net Other Assets and Liabilities – 0.0%	18,030
	Net Assets – 100.0%	$39,653,288

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $539,172 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,181,059. The net unrealized depreciation was $7,641,887.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 5,102,284	$ 4,787,435	$ 314,849	$ —
Other industry categories*	34,532,974	34,532,974	—	—
Total Investments	$ 39,635,258	$ 39,320,409	$ 314,849	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	50.6%
EUR	21.9
JPY	4.5
CHF	3.5
HKD	3.1
AUD	2.4
TWD	2.4
KRW	2.3
CAD	2.2
SEK	2.1
GBP	1.5
NOK	1.2
ZAR	0.8
THB	0.8
RUB	0.7
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Aerospace & Defense – 6.7%
8,264	Aerovironment, Inc. (a)	$561,539
5,188	Elbit Systems Ltd.	594,944
571	Northrop Grumman Corp.	139,838
167,124	QinetiQ Group PLC	610,078
		1,906,399
	Auto Components – 5.1%
2,063	Aptiv PLC	127,019
991	Continental AG	137,104
3,300	Denso Corp.	147,319
28,112	Gentex Corp.	568,144
2,976	Magna International, Inc.	135,259
5,201	Valeo S.A.	152,015
8,179	Veoneer, Inc. (a)	192,779
		1,459,639
	Automobiles – 0.5%
424	Tesla, Inc. (a)	141,107
	Communications Equipment – 2.3%
19,408	Ciena Corp. (a)	658,125
	Electrical Equipment – 1.7%
2,197	Emerson Electric Co.	131,271
11,300	Mitsubishi Electric Corp.	125,418
1,513	Rockwell Automation, Inc.	227,676
		484,365
	Electronic Equipment, Instruments & Components – 19.1%
5,993	Cognex Corp.	231,749
1,909	Coherent, Inc. (a)	201,800
5,306	FARO Technologies, Inc. (a)	215,636
13,806	FLIR Systems, Inc.	601,113
36,165	Halma PLC	628,748
12,714	Hexagon AB, Class B	585,281
13,316	Hollysys Automation Technologies, Ltd.	233,163
500	Keyence Corp.	254,003
5,388	National Instruments Corp.	244,507
5,900	Omron Corp.	215,319
7,740	SFA Engineering Corp.	240,011
41,000	Topcon Corp.	547,265
16,646	Trimble, Inc. (a)	547,820
8,400	Yaskawa Electric Corp.	206,772
14,300	Yokogawa Electric Corp.	248,021
1,466	Zebra Technologies Corp., Class A (a)	233,431
		5,434,639
	Entertainment – 0.5%
7,900	DeNA Co., Ltd.	132,189
Shares	Description	Value

	Health Care Equipment & Supplies – 3.5%
37,000	CYBERDYNE, Inc. (a)	$163,724
12,315	Elekta AB, Class B	146,383
496	Intuitive Surgical, Inc. (a)	237,545
203,565	TransEnterix, Inc. (a)	460,057
		1,007,709
	Health Care Technology – 2.4%
8,199	Medidata Solutions, Inc. (a)	552,777
1,922	Omnicell, Inc. (a)	117,703
		670,480
	Household Durables – 4.6%
9,497	Garmin Ltd.	601,350
6,635	iRobot Corp. (a)	555,615
2,900	Sony Corp.	140,919
		1,297,884
	Industrial Conglomerates – 0.5%
1,280	Siemens AG	142,814
	Interactive Media & Services – 2.0%
134	Alphabet, Inc., Class A (a)	140,025
788	Baidu, Inc., ADR (a)	124,977
1,314	NAVER Corp.	143,671
3,700	Tencent Holdings Ltd.	148,368
		557,041
	Internet & Direct Marketing Retail – 0.5%
88	Amazon.com, Inc. (a)	132,173
	IT Services – 3.5%
2,158	Akamai Technologies, Inc. (a)	131,810
3,272	Black Knight, Inc. (a)	147,436
1,195	International Business Machines Corp.	135,836
7,400	Obic Co., Ltd.	573,204
		988,286
	Life Sciences Tools & Services – 2.9%
1,876	Illumina, Inc. (a)	562,669
1,285	Tecan Group AG	249,443
		812,112
	Machinery – 7.2%
20,600	ATS Automation Tooling Systems, Inc. (a)	217,136
5,200	Daifuku Co., Ltd.	238,164
7,103	Duerr AG	248,461
1,500	FANUC Corp.	228,137
5,000	Hirata Corp.	223,758
3,196	John Bean Technologies Corp.	229,505

See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
6,400	Kawasaki Heavy Industries, Ltd.	$137,337
15,100	Toshiba Machine Co., Ltd.	270,713
12,256	Valmet OYJ	252,060
		2,045,271
	Semiconductors & Semiconductor Equipment – 8.5%
15,830	Ambarella, Inc. (a)	553,733
8,689	Brooks Automation, Inc.	227,478
3,009	Intel Corp.	141,212
2,676	KLA-Tencor Corp.	239,475
1,615	NVIDIA Corp.	215,603
3,164	NXP Semiconductors N.V.	231,858
7,391	Teradyne, Inc.	231,930
6,846	Xilinx, Inc.	583,074
		2,424,363
	Software – 26.9%
3,907	ANSYS, Inc. (a)	558,467
21,061	Appian Corp. (a)	562,539
1,026	Autodesk, Inc. (a)	131,954
4,638	Avalara, Inc. (a)	144,474
19,351	AVEVA Group PLC	596,888
72,023	BlackBerry Ltd. (a)	512,083
3,462	Blackline, Inc. (a)	141,769
35,646	Blue Prism Group PLC (a)	502,504
14,056	Cadence Design Systems, Inc. (a)	611,155
5,275	Dassault Systemes SE	626,745
1,338	Microsoft Corp.	135,901
39,592	Nuance Communications, Inc. (a)	523,802
7,800	PKSHA Technology, Inc. (a)	503,134
1,716	PTC, Inc. (a)	142,256
3,418	ServiceNow, Inc. (a)	608,575
6,886	Synopsys, Inc. (a)	580,077
84,736	TOTVS S.A.	593,584
44,634	Veritone, Inc. (a)	169,609
		7,645,516
	Technology Hardware, Storage & Peripherals – 0.5%
3,974	Samsung Electronics Co., Ltd.	137,833
	Wireless Telecommunication Services – 0.4%
1,700	SoftBank Group Corp.	113,302
	Total Common Stocks	28,191,247
	(Cost $34,199,452)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 0.5%
	Equity Real Estate Investment Trusts – 0.5%
386	Equinix, Inc.	$136,088
	(Cost $168,552)
	Total Investments – 99.8%	28,327,335
	(Cost $34,368,004) (b)
	Net Other Assets and Liabilities – 0.2%	46,998
	Net Assets – 100.0%	$28,374,333

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $197,551 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,238,220. The net unrealized depreciation was $6,040,669.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,191,247	$ 28,191,247	$ —	$ —
Real Estate Investment Trusts*	136,088	136,088	—	—
Total Investments	$ 28,327,335	$ 28,327,335	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	59.7%
JPY	15.8
GBP	8.2
EUR	5.5
SEK	2.6
ILS	2.1
BRL	2.1
KRW	1.8
CHF	0.9
CAD	0.8
HKD	0.5
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	United States Dollar
See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.3%
	Air Freight & Logistics – 2.0%
1,332	FedEx Corp.	$214,892
	Airlines – 3.6%
4,663	United Continental Holdings, Inc. (a)	390,433
	Banks – 14.0%
11,736	Bank of America Corp.	289,175
1,595	JPMorgan Chase & Co.	155,704
13,950	KeyCorp	206,181
7,050	Popular, Inc.	332,901
10,671	Regions Financial Corp.	142,778
4,393	SunTrust Banks, Inc.	221,583
8,679	TCF Financial Corp.	169,154
		1,517,476
	Capital Markets – 4.1%
3,779	LPL Financial Holdings, Inc.	230,821
2,841	Raymond James Financial, Inc.	211,399
		442,220
	Chemicals – 4.3%
2,444	Celanese Corp.	219,887
23,526	Platform Specialty Products Corp. (a)	243,023
		462,910
	Consumer Finance – 11.1%
14,577	Ally Financial, Inc.	330,315
2,914	Discover Financial Services	171,868
13,133	OneMain Holdings, Inc. (a)	319,000
21,217	Santander Consumer USA Holdings, Inc.	373,207
		1,194,390
	Energy Equipment & Services – 1.8%
27,386	Transocean Ltd. (a)	190,059
	Food & Staples Retailing – 1.4%
5,447	Kroger (The) Co.	149,793
	Gas Utilities – 1.2%
2,344	UGI Corp.	125,052
	Health Care Providers & Services – 4.1%
491	Anthem, Inc.	128,951
996	Centene Corp. (a)	114,839
1,578	HCA Healthcare, Inc.	196,382
		440,172
	Independent Power and Renewable Electricity Producers – 2.9%
4,157	NRG Energy, Inc.	164,617
Shares	Description	Value

	Independent Power and Renewable Electricity Producers (Continued)
6,528	Vistra Energy Corp. (a)	$149,426
		314,043
	Insurance – 18.4%
4,023	Allstate (The) Corp.	332,421
2,938	American Financial Group, Inc.	265,977
9,926	Fidelity National Financial, Inc.	312,073
2,911	Hanover Insurance Group (The), Inc.	339,918
1,667	Kemper Corp.	110,655
1,840	Progressive (The) Corp.	111,007
3,051	Selective Insurance Group, Inc.	185,928
2,194	Torchmark Corp.	163,519
2,264	WR Berkley Corp.	167,332
		1,988,830
	IT Services – 8.0%
1,854	CACI International, Inc., Class A (a)	267,032
16,788	Conduent, Inc. (a)	178,456
4,257	DXC Technology Co.	226,345
3,580	Leidos Holdings, Inc.	188,737
		860,570
	Life Sciences Tools & Services – 2.7%
7,436	Syneos Health, Inc. (a)	292,607
	Machinery – 3.8%
11,008	Navistar International Corp. (a)	285,658
5,868	Trinity Industries, Inc.	120,822
		406,480
	Media – 2.9%
15,381	Interpublic Group of (The) Cos., Inc.	317,310
	Multiline Retail – 3.1%
5,098	Kohl’s Corp.	338,201
	Oil, Gas & Consumable Fuels – 2.0%
2,931	Valero Energy Corp.	219,737
	Professional Services – 1.1%
2,770	TriNet Group, Inc. (a)	116,202
	Specialty Retail – 1.3%
2,763	Best Buy Co., Inc.	146,328
	Thrifts & Mortgage Finance – 1.1%
3,615	Essent Group Ltd. (a)	123,561

See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 2.4%
8,440	Air Lease Corp.	$254,972
	Total Common Stocks	10,506,238
	(Cost $12,739,921)
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Mortgage Real Estate Investment Trusts – 2.6%
19,643	New Residential Investment Corp.	279,127
	(Cost $359,159)
	Total Investments – 99.9%	10,785,365
	(Cost $13,099,080) (b)
	Net Other Assets and Liabilities – 0.1%	15,454
	Net Assets – 100.0%	$10,800,819

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,540 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,335,255. The net unrealized depreciation was $2,313,715.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,506,238	$ 10,506,238	$ —	$ —
Real Estate Investment Trusts*	279,127	279,127	—	—
Total Investments	$ 10,785,365	$ 10,785,365	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.3%
	Aerospace & Defense – 0.7%
2,895	Textron, Inc.	$133,141
	Banks – 1.6%
5,180	Commerce Bancshares, Inc.	291,997
	Beverages – 0.8%
903	Constellation Brands, Inc., Class A	145,220
	Capital Markets – 5.6%
1,337	CME Group, Inc.	251,516
3,434	Intercontinental Exchange, Inc.	258,683
6,154	Nasdaq, Inc.	501,982
		1,012,181
	Chemicals – 3.8%
3,120	Air Products & Chemicals, Inc.	499,356
475	Sherwin-Williams (The) Co.	186,894
		686,250
	Commercial Services & Supplies – 5.1%
8,567	KAR Auction Services, Inc.	408,817
5,774	Waste Management, Inc.	513,829
		922,646
	Communications Equipment – 1.9%
3,014	Motorola Solutions, Inc.	346,731
	Diversified Consumer Services – 4.8%
4,560	Bright Horizons Family Solutions, Inc. (a)	508,212
8,917	Service Corp. International	358,998
		867,210
	Electric Utilities – 3.1%
3,174	NextEra Energy, Inc.	551,705
	Electrical Equipment – 2.1%
5,517	AMETEK, Inc.	373,501
	Electronic Equipment, Instruments & Components – 2.6%
5,842	Amphenol Corp., Class A	473,319
	Food & Staples Retailing – 1.9%
1,660	Costco Wholesale Corp.	338,159
	Food Products – 1.2%
1,605	McCormick & Co., Inc.	223,480
	Gas Utilities – 7.3%
6,043	ONE Gas, Inc.	481,023
3,845	Spire, Inc.	284,837
Shares	Description	Value

	Gas Utilities (Continued)
10,337	UGI Corp.	$551,479
		1,317,339
	Health Care Equipment & Supplies – 2.4%
4,220	Danaher Corp.	435,166
	Health Care Providers & Services – 1.1%
679	Humana, Inc.	194,520
	Hotels, Restaurants & Leisure – 3.3%
3,426	Choice Hotels International, Inc.	245,233
3,802	Yum! Brands, Inc.	349,480
		594,713
	Industrial Conglomerates – 3.6%
3,434	Honeywell International, Inc.	453,700
757	Roper Technologies, Inc.	201,756
		655,456
	Insurance – 18.4%
4,417	Allstate (The) Corp.	364,977
4,266	American Financial Group, Inc.	386,201
7,078	Arthur J. Gallagher & Co.	521,648
2,121	Hanover Insurance Group (The), Inc.	247,669
6,685	Marsh & McLennan Cos., Inc.	533,129
5,120	Progressive (The) Corp.	308,889
5,524	Torchmark Corp.	411,704
7,381	WR Berkley Corp.	545,530
		3,319,747
	IT Services – 14.6%
1,181	Accenture PLC, Class A	166,533
1,967	Automatic Data Processing, Inc.	257,913
6,757	Black Knight, Inc. (a)	304,470
6,135	Booz Allen Hamilton Holding Corp.	276,505
5,055	Fidelity National Information Services, Inc.	518,390
6,723	Fiserv, Inc. (a)	494,073
3,364	Jack Henry & Associates, Inc.	425,613
2,237	Total System Services, Inc.	181,846
		2,625,343
	Machinery – 1.2%
1,703	IDEX Corp.	215,021
	Pharmaceuticals – 1.3%
2,063	Eli Lilly & Co.	238,730
	Professional Services – 2.6%
4,336	Verisk Analytics, Inc. (a)	472,797

See Notes to Portfolio of Investments

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 1.3%
1,394	Home Depot (The), Inc.	$239,517
	Total Common Stocks	16,673,889
	(Cost $17,985,800)
REAL ESTATE INVESTMENT TRUSTS – 7.5%
	Equity Real Estate Investment Trusts – 5.1%
3,539	Extra Space Storage, Inc.	320,209
5,886	Sun Communities, Inc.	598,665
		918,874
	Mortgage Real Estate Investment Trusts – 2.4%
30,496	New Residential Investment Corp.	433,348
	Total Real Estate Investment Trusts	1,352,222
	(Cost $1,470,492)
	Total Investments – 99.8%	18,026,111
	(Cost $19,456,292) (b)
	Net Other Assets and Liabilities – 0.2%	28,838
	Net Assets – 100.0%	$18,054,949

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,035 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,461,216. The net unrealized depreciation was $1,430,181.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,673,889	$ 16,673,889	$ —	$ —
Real Estate Investment Trusts*	1,352,222	1,352,222	—	—
Total Investments	$ 18,026,111	$ 18,026,111	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the five funds listed below (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust.
First Trust SMID Cap Rising Dividend Achievers ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (Nasdaq ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (Nasdaq ticker “ROBT”)
First Trust Dorsey Wright Momentum & Value ETF – (Nasdaq ticker “DVLU”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (Nasdaq ticker “DVOL”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index, Nasdaq CTA Artificial Intelligence and Robotics IndexSM, Dorsey Wright Momentum Plus Low Volatility Index and Dorsey Wright Momentum Plus Value Index are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The products have not been passed on by the Corporations as to its legality or suitability. The products are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.
“Indxx” and “Indxx Blockchain Index” are trademarks of Indxx, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. First Trust Indxx Innovative Transaction & Process ETF is based on the Indxx Blockchain Index and is not sponsored, endorsed, sold or promoted by Indxx, LLC, and Indxx, LLC makes no representation regarding the advisability of trading in such product.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 1, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 1, 2019

* Print the name and title of each signing officer under his or her signature.